Condensed Statements of Changes in Shareholders' Deficit - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common Stock [Member] | Common Class A [Member]
Statement [Line Items]
Balance
Balance, shares	115,000	115,000		115,000
Issuance of Class B ordinary shares to Sponsor
Issuance of Class A ordinary shares (net of offering costs)			$ 1,161
Issuance of Class A ordinary shares (net of offering costs), shares			11,615,000
Issuance of private placement warrants
Class A Ordinary shares reclassified to Commitments subject to possible redemption			$ (1,161)
Class A Ordinary shares subject to possible redemption, shares			(11,500,000)
Accretion for Class A Ordinary Shares to redemption amount
Net loss
Balance
Balance, shares	115,000	115,000	115,000	115,000	115,000
Common Stock [Member] | Common Class B [Member]
Statement [Line Items]
Balance	$ 288	$ 288		$ 288
Balance, shares	2,875,000	2,875,000		2,875,000
Issuance of Class B ordinary shares to Sponsor			$ 288
Issuance of Class B ordinary shares to Sponsor,shares			2,875,000
Issuance of Class A ordinary shares (net of offering costs)
Issuance of private placement warrants
Class A Ordinary shares reclassified to Commitments subject to possible redemption
Class A Ordinary shares subject to possible redemption, shares
Accretion for Class A Ordinary Shares to redemption amount
Net loss
Balance	$ 288	$ 288	$ 288	$ 288	$ 288
Balance, shares	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000
Common Stock [Member] | Jet Token, Inc. [Member]
Statement [Line Items]
Balance	$ 8	$ 8		$ 8	$ 9
Balance, shares	78,353,333	78,353,333		78,353,333	85,000,000
Net loss
Stock option compensation
Sale of Non-Voting Common Stock for cash
Receipt of subscription receivable
Offering costs
Share exchange					$ (1)
Balance, shares					(6,646,667)
Preferred share redemption
Stock option compensation
Balance	$ 8		$ 8	$ 8	$ 8	$ 9
Balance, shares	78,353,333		78,353,333	78,353,333	78,353,333	85,000,000
Additional Paid-in Capital [Member]
Statement [Line Items]
Balance
Issuance of Class B ordinary shares to Sponsor			24,712
Issuance of Class A ordinary shares (net of offering costs)			103,983,884
Issuance of private placement warrants			5,760,000
Class A Ordinary shares reclassified to Commitments subject to possible redemption			(101,227,174)
Accretion for Class A Ordinary Shares to redemption amount			(8,541,422)
Net loss
Balance
Additional Paid-in Capital [Member] | Jet Token, Inc. [Member]
Statement [Line Items]
Balance	26,682,909	19,177,938		19,177,938	5,743,728
Net loss
Stock option compensation				6,492,653	12,690,373
Sale of Non-Voting Common Stock for cash	1,598,630			2,919,704	2,417,424
Receipt of subscription receivable
Offering costs	(436,969)			(1,691,386)	(1,673,587)
Share exchange
Preferred share redemption				(216,000)
Stock option compensation	1,407,044
Balance	29,251,614		19,177,938	26,682,909	19,177,938	$ 5,743,728
Retained Earnings [Member]
Statement [Line Items]
Balance	(4,856,721)	(10,498,112)		(10,498,112)
Issuance of Class B ordinary shares to Sponsor
Issuance of Class A ordinary shares (net of offering costs)
Issuance of private placement warrants
Class A Ordinary shares reclassified to Commitments subject to possible redemption
Accretion for Class A Ordinary Shares to redemption amount	(136,182)		(6,956,240)	(1,534,589)
Net loss	(615,245)	3,364,702	(3,541,872)	7,175,980
Balance	(5,608,148)	(7,133,410)	(10,498,112)	(4,856,721)	(10,498,112)
Retained Earnings [Member] | Jet Token, Inc. [Member]
Statement [Line Items]
Balance	(26,655,980)	(18,917,777)		(18,917,777)	(3,152,528)
Net loss	(2,719,522)			(7,738,203)	(15,765,249)
Stock option compensation
Sale of Non-Voting Common Stock for cash
Receipt of subscription receivable
Offering costs
Preferred share redemption
Stock option compensation
Balance	(29,375,502)		(18,917,777)	(26,655,980)	(18,917,777)	(3,152,528)
Common Class A [Member]
Statement [Line Items]
Net loss	(191,771)	2,697,102	(2,839,120)	5,605,148
Common Class B [Member]
Statement [Line Items]
Net loss	(423,474)	667,600	(702,753)	1,570,832
Balance	(4,856,433)	(10,497,824)		(10,497,824)
Issuance of Class B ordinary shares to Sponsor			25,000
Issuance of Class A ordinary shares (net of offering costs)			103,985,045
Issuance of private placement warrants			5,760,000
Class A Ordinary shares reclassified to Commitments subject to possible redemption			(101,228,335)
Accretion for Class A Ordinary Shares to redemption amount	(136,182)		(15,497,662)	(1,534,589)
Net loss	(615,245)	3,364,702	(3,541,872)	7,175,980
Balance	(5,607,860)	(7,133,122)	(10,497,824)	(4,856,433)	(10,497,824)
Jet Token, Inc. [Member]
Statement [Line Items]
Balance	736,293	897,469		897,469	2,802,142
Net loss	(2,719,522)	(1,895,178)		(7,738,203)	(15,765,249)
Stock option compensation				6,492,653	12,690,373
Sale of Non-Voting Common Stock for cash	1,512,260			2,904,160	2,320,824
Receipt of subscription receivable	76,435			96,600	522,966
Offering costs	(436,969)			(1,691,386)	(1,673,587)
Share exchange
Preferred share redemption				(225,000)
Stock option compensation	1,407,044
Balance	575,541		897,469	736,293	897,469	$ 2,802,142
Nonvoting Common Stock [Member] | Jet Token, Inc. [Member]
Statement [Line Items]
Balance	$ 4	$ 4		$ 4	$ 3
Balance, shares	46,089,886	42,169,330		42,169,330	31,402,755
Issuance of Class A ordinary shares (net of offering costs), shares					2,625,446	31,402,755
Net loss
Stock option compensation
Sale of Non-Voting Common Stock for cash
Receipt of subscription receivable
Balance, shares				3,920,556	4,119,908
Offering costs
Share exchange					$ 1
Balance, shares					6,646,667
Preferred share redemption
Stock option compensation
Balance	$ 4		$ 4	$ 4	$ 4	$ 3
Balance, shares	48,221,393		42,169,330	46,089,886	42,169,330	31,402,755
Series Seed Preferred Stock [Member] | Jet Token, Inc. [Member]
Statement [Line Items]
Balance	$ 20,500	$ 29,500		$ 29,500	$ 29,500
Balance, shares	683,333	983,333		983,333	983,333
Net loss
Stock option compensation
Sale of Non-Voting Common Stock for cash
Receipt of subscription receivable
Offering costs
Share exchange
Preferred share redemption				$ (9,000)
Balance, shares				(300,000)
Stock option compensation	$ 20,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	683,333
Balance	$ 20,500		$ 29,500	$ 20,500	$ 29,500	$ 29,500
Balance, shares	683,333		983,333	683,333	983,333	983,333
Series CF Non-voting Preferred Stock [Member] | Jet Token, Inc. [Member]
Statement [Line Items]
Balance	$ 704,396	$ 704,396		$ 704,396	$ 704,396
Balance, shares	18,813,002	18,813,002		18,813,002	18,813,002
Net loss
Stock option compensation
Sale of Non-Voting Common Stock for cash
Receipt of subscription receivable
Offering costs
Share exchange
Preferred share redemption
Stock option compensation
Balance	$ 704,396		$ 704,396	$ 704,396	$ 704,396	$ 704,396
Balance, shares	18,813,002		18,813,002	18,813,002	18,813,002	18,813,002
Subscription Receivable [Member] | Jet Token, Inc. [Member]
Statement [Line Items]
Balance	$ (15,544)	$ (96,600)		$ (96,600)	$ (522,966)
Net loss
Stock option compensation
Sale of Non-Voting Common Stock for cash	(86,370)			(15,544)	(96,600)
Receipt of subscription receivable	76,435			96,600	522,966
Offering costs
Share exchange
Preferred share redemption
Stock option compensation
Balance	$ (25,479)		$ (96,600)	$ (15,544)	$ (96,600)	$ (522,966)